Share Capital - Summary of Share Capital (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Value of shares issued and fully paid	$ 22		$ 21
Shares issued to employees for compensation, Value	$ 1
Shares issued to employees for compensation (in shares)	48,730
Shares issued to board members for board fees (in shares)	7,138
Shares issued on exercise of share options	11,991
Exercise of share options, Value	$ 168
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	130,000,000	130,000,000	130,000,000	130,000,000
Value of shares authorized	$ 1,300	$ 1,300	$ 1,300	$ 1,300
Number of shares issued and fully paid	2,214,964	1,103,348	2,147,105	1,102,792
Value of shares issued and fully paid	$ 22	$ 11	$ 21	$ 11
Class A Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	100,000,000	100,000,000	100,000,000	100,000,000
Shares issued to board members for board fees		556